Customer and Brokered Deposit Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer and brokered deposit accounts
Demand Deposit Accounts	$ 91,190	$ 95,071
Percentage of demand deposit accounts	10.00%	12.00%
Savings accounts	126,174	137,174
Percentage of savings account	14.00%	17.00%
Money market demand accounts	78,407	33,214
Percentage of money market demand accounts	9.00%	4.00%
Certificates of accounts	575,175	519,222
Percentage of Certificates of accounts	65.00%	64.00%
Brokered accounts	21,367	24,994
Percentage of Brokered accounts	2.00%	3.00%
Deposits, Total	$ 892,313	$ 809,675
Percentage of total deposits	100.00%	100.00%
Weighted Average Interest Rate	0.82%	1.27%